Impairments (Tables)	6 Months Ended
Jun. 30, 2025
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2025	2025	2024	2025	2024	2024
Expected credit losses, stage 1	-39	10	36	-29	84	116
Expected credit losses, stage 2	-12	7	14	-5	54	-24
Expected credit losses, stage 3	-14	16	-7	2	-422	-178
Established losses	-100	0	–	-100	-113	-404
Reserves applied to cover established credit losses	93	–	–	93	113	393
Recovered credit losses	1	0	3	1	3	4
Net credit losses	-71	33	46	-38	-281	-93

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	235,616	31,178	5,862	272,656	283,931
Off-balance sheet exposures, before expected credit losses	46,908	15,821	4,488	67,217	66,315
Total, before expected credit losses	282,524	46,999	10,350	339,873	350,246
Loss allowance, loans	-76	-91	-254	-421	-523
Loss allowance, off-balance sheet exposures[1]	-4	0	0	-4	-3
Total loss allowance	-80	-91	-254	-425	-526
Provision ratio (in percent)	0.03	0.19	2.45	0.13	0.15

1	Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments and committed undisbursed loans, see Note 9.

Loss Allowance

	June 30, 2025				December 31, 2024
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-54	-86	-386	-526	-795
Increases due to origination and acquisition	-21	–	–	-21	-20
Net remeasurement of loss allowance	-15	2	-64	-77	60
Transfer to stage 1	-1	0	–	-1	3
Transfer to stage 2	1	-7	0	-6	-189
Transfer to stage 3	–	–	–	–	-95
Decreases due to derecognition	7	0	66	73	155
Decrease in allowance account due to write-offs	–	–	93	93	393
Exchange-rate differences[1]	3	0	37	40	-38
Closing balance	-80	-91	-254	-425	-526

1	Recognized under net results of financial transactions in Statement of Comprehensive Income.